TAXATION - Reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Loss before income tax	¥ (2,663,915)	$ (386,231)	¥ (1,576,015)	¥ (947,294)
Income tax computed at the mainland China statutory tax rate of 25%	(665,978)	(96,558)	(394,004)	(236,824)
Effect of tax holiday and preferential tax rates	52,651	7,634	7,083	(44,121)
Effect of different tax rates in different jurisdictions	58,266	8,448	(1,681)	10,580
Other non-taxable income	(28,993)	(4,204)	(24,999)	(35,454)
Non-deductible expenses	5,727	830	36,719	14,060
Share based compensation costs	90,015	13,051	108,588	82,528
Research and development super deduction	(64,718)	(9,383)	(146,639)	(113,388)
Withholding tax and others	10,785	1,564	9,552	11,581
Change in valuation allowance	525,169	76,142	434,056	399,756
True-up adjustments in respect of prior year's annual tax filing	(15,195)	(2,203)	(3,474)	(83,342)
Expiration of tax loss carryforward	124,555	18,059
Tax rate change on deferred items	(67,811)	(9,832)	(9,460)	9,528
Income tax expense	¥ 24,473	$ 3,548	¥ 15,741	¥ 14,904